Shareholder Report, Average Annual Return (Details) 190877_Brown Advisory Sustainable International Leaders Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	52 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	(3.93%)	4.31%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	27.66%	11.99%